Cash Generated by Operations	12 Months Ended
Jun. 30, 2025
Cash Generated By Operations [Abstract]
Disclosure of cash generated by operations	Cash generated by operations

	SA Rand
Figures in million	2025	2024	2023
Reconciliation of profit before taxation to cash generated by operations
Profit before taxation	21 206	11 770	6 606
Adjustments for:
Amortisation and depreciation	4 842	4 642	3 454
Impairment of assets	—	2 793	—
Share-based payments	699	250	112
Net decrease in provision for post-retirement benefits	(3)	(16)	(15)
Payment for the transfer of post-retirement medical benefit liability	(350)	—	—
Net increase/(decrease) in provision for environmental rehabilitation	140	(114)	(88)
(Profit)/loss on sale of property, plant and equipment	(8)	13	(46)
Loss on scrapping of property, plant and equipment	164	97	182
Profit from associates	(106)	(81)	(57)
Impairment of investment in associate	23	—	—
Investment income	(1 504)	(809)	(663)
Finance costs	698	796	994
Inventory-related adjustments	(141)	(503)	31
Foreign exchange translation differences	(11)	(110)	795
Non-cash portion of (gains)/losses on derivatives	463	(432)	253
Day one loss amortisation	(116)	(16)	(45)
Streaming contract revenue	(86)	(323)	(338)
Silicosis settlement provision – net	(14)	(327)	(338)
Contingent consideration remeasurement	830	484	64
Other non-cash adjustments	33	37	5
Effect of changes in operating working capital items
Increase in Receivables	(1 242)	(258)	(627)
Increase in Inventories	(273)	(50)	(308)
Increase in Payables	1 078	332	618
Cash generated by operations	26 322	18 175	10 589
Additional cash flow information
Cash and cash equivalents:
Cash and cash equivalents comprises cash on hand and demand deposits.
Taxation paid:
The income and mining taxes paid in the statement of cash flows represents actual cash paid less refunds received.
32Cash generated by operations continued
Additional cash flow information continued
Non-cash adjustments:
The amounts presented in the cash flow statement exclude transactions that do not represent inflows or outflows of cash and cash equivalents.
(a)Share-based payments (refer to note 34).
(b)Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement.
Included in investment income is interest earned from restricted investments of R369 million (2024: R329 million)
(2023: R258 million).
(c)Finance costs on borrowings includes accrued interest and amortisation of commitment fees, which is treated as non-cash adjustments for the determination of interest paid in the cash flow statement.
(d)Additions to property, plant and equipment include right-of-use assets which are treated as non-cash adjustments for the determination of additions to property, plant and equipment in the cash flow statement.
Acquisitions of investments/business:
(a)On 27 May 2025, Harmony announced that it has entered into a binding agreement to acquire, through its wholly owned
Australian subsidiary Harmony Gold (Australia) Proprietary Limited, 100% of the securities in MAC Copper. The last condition precedent was fulfilled during October 2025, resulting in an acquisition date of 24 October 2025.
In anticipation of the transaction, Harmony has incurred various costs directly attributable to the acquisition process. The total of R40 million for acquisition-related costs for the year ended 30 June 2025 relates to advisory fees. Refer to note 13.
(b)The conditions precedent for the acquisition of the entity which owns 100% of the Eva Copper Project and a package of regional exploration tenements from Eva Copper were fulfilled on 16 December 2022. Refer to note 13 for details on the consideration paid.
Undrawn facilities:
At 30 June 2025, R30 005 million (2024: R9 308 million) (2023: R5 883 million) of borrowing facilities had not been drawn and are therefore available for future operational activities, capital commitments and acquisitions. Refer to note 30.